Document and Entity Information	9 Months Ended
Sep. 30, 2024
Cover
Document Type	6-K
Document Period End Date	Sep. 30, 2024
Entity Registrant Name	VNET Group, Inc.
Entity Central Index Key	0001508475
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q3
Amendment Flag	false